Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,821,200
Previously Paid Amount	0.00
Total Fee Amount	5,178.03
Total Offset Amount	0.00
Net Fee	5,178.03
Narrative - Max Aggregate Offering Price	$ 33,821,200
Final Prospectus	true